Intangible assets (Tables)	12 Months Ended
Jun. 30, 2020
Intangible Assets [Abstract]
Schedule of intangible assets

	Year ended June 30, 2020
	Goodwill	Trademarks	Licenses	Customer relations	Information systems and software	Contracts and others	Total
Balance at June 30, 2018	6,929	6,842	2,616	5,117	3,705	2,361	27,570
Costs	6,929	7,265	9,719	15,397	6,935	6,427	52,672
Accumulated amortization	-	(423)	(7,103)	(10,280)	(3,230)	(4,066)	(25,102)
Net book amount at June 30, 2018	6,929	6,842	2,616	5,117	3,705	2,361	27,570
Additions	-	-	-	16	1,516	2,190	3,722
Impairment	(184)	-	-	-	-	-	(184)
Disposals	-	-	-	-	(61)	-	(61)
Currency translation adjustment	(185)	(202)	(98)	(312)	(57)	50	(804)
Amortization charges (iii)	-	(123)	(216)	(1,670)	(1,289)	(1,342)	(4,640)
Balance at June 30, 2019	6,560	6,517	2,302	3,151	3,814	3,259	25,603
Costs	6,560	7,063	9,467	20,279	6,452	8,611	58,432
Accumulated amortization	-	(546)	(7,165)	(17,128)	(2,638)	(5,352)	(32,829)
Net book amount at June 30, 2019	6,560	6,517	2,302	3,151	3,814	3,259	25,603
Additions	-	-	-	-	1,543	2,965	4,508
Disposals	-	-	-	(18)	(137)	(64)	(219)
Deconsolidation	(3,259)	-	-	-	(22)	-	(3,281)
Assets incorporated by business combination	-	-	-	38	19	-	57
Currency translation adjustment	2,342	1,233	397	432	682	691	5,777
Amortization charges (iii)	-	(122)	(279)	(1,128)	(1,676)	(1,456)	(4,661)
Balance at June 30, 2020	5,643	7,628	2,420	2,475	4,223	5,395	27,784
Costs	5,643	8,421	11,289	23,731	7,914	13,363	70,361
Accumulated amortization	-	(793)	(8,869)	(21,256)	(3,691)	(7,968)	(42,577)
Net book amount at June 30, 2020	5,643	7,628	2,420	2,475	4,223	5,395	27,784

(iii) Amortization charge was recognized in the amount of Ps. 352 and Ps. 1.052 under "Costs", in the amount of Ps. 1,636 and Ps. 1,349 under "General and administrative expenses" and Ps. 2,700 and Ps. 2,238 under "Selling expenses" as of June 30, 2020 and 2019, respectively in the Statements of Income (Note 24).

Schedule of main data and assumptions used in the calculation of goodwill

June 30, 2019 (NIS)
Net value of the CGU net of taxes	NIS 294
Value of the net operating assets of the telecommunications CGU of Israel (including brands and excluding goodwill)	NIS 3,668
Value of goodwill of the CGU	NIS 268
Annual discount rate after tax	8.5%
Long-term growth rate	1.5%
Long-term market share	25%
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	NIS 55.50